Condensed Consolidated Balance Sheet (USD $)	Oct. 01, 2011	Dec. 31, 2010	Oct. 02, 2010 Ergotron, Inc	Dec. 31, 2009 Ergotron, Inc	Dec. 31, 2008 Ergotron, Inc	Oct. 02, 2010 Common Class A Ergotron, Inc	Dec. 31, 2009 Common Class A Ergotron, Inc	Dec. 31, 2008 Common Class A Ergotron, Inc	Oct. 02, 2010 Common Class B Ergotron, Inc	Dec. 31, 2009 Common Class B Ergotron, Inc	Dec. 31, 2008 Common Class B Ergotron, Inc	Dec. 31, 2009 Successor
Current Assets:
Unrestricted cash and cash equivalents	$ 57,200,000	$ 57,700,000	$ 13,259,038	$ 7,241,377	$ 1,853,811							$ 89,600,000
Restricted cash	100,000	100,000										1,300,000
Accounts receivable, less allowances	285,100,000	280,800,000	35,653,979	27,143,433	21,933,671							249,100,000
Inventories:
Raw materials	98,500,000	92,900,000										72,900,000
Work in process	30,400,000	24,300,000										25,600,000
Finished goods	200,100,000	196,300,000										174,700,000
Inventory, Net	329,000,000	313,500,000	17,405,185	11,980,003	16,214,673							273,200,000
Prepaid expenses	17,900,000	15,900,000										18,000,000
Other current assets	30,500,000	13,800,000										7,700,000
Prepaid expenses and other assets			1,331,139	784,743	724,061
Tax refunds receivable	10,900,000	18,500,000	538,385	643,359	919,313							5,800,000
Prepaid income taxes	18,400,000	16,900,000										25,400,000
Deferred income taxes			1,881,454	1,926,754	2,295,952
Total current assets	749,100,000	717,200,000	70,069,180	49,719,669	43,941,481							670,100,000
Property and Equipment, at Cost:
Land	18,200,000	18,200,000										18,500,000
Buildings and improvements	77,500,000	76,000,000										72,800,000
Machinery and equipment	193,400,000	185,400,000										155,800,000
Gross property and equipment	289,100,000	279,600,000										247,100,000
Less accumulated depreciation	71,600,000	44,100,000										2,200,000
Total property and equipment, net	217,500,000	235,500,000	12,284,895	12,413,662	12,947,880							244,900,000
Other Assets:
Goodwill	304,700,000	292,100,000	192,784	192,784	192,784							154,800,000
Patents, net			557,218	891,467	1,337,132
Deferred income taxes			453,319	459,406	1,392,519
Intangible assets, less accumulated amortization of $72.0 million, $38.2 million and $1.5 million, respectively	670,400,000	695,000,000										536,600,000
Deferred debt expense	20,900,000	12,200,000										4,100,000
Restricted investments and marketable securities	2,200,000	2,400,000										2,400,000
Other assets	21,200,000	16,700,000	428	4,343	9,563							6,000,000
Total other long-term assets	1,019,400,000	1,018,400,000	1,203,749	1,548,000	2,931,998							703,900,000
Total Assets	1,986,000,000	1,971,100,000	83,557,824	63,681,331	59,821,359							1,618,900,000
Current Liabilities:
Notes payable and other short-term obligations	2,100,000	8,600,000										13,400,000
Current maturities of long-term debt	33,700,000	7,700,000	3,393,750	8,317,112	225,000							32,400,000
Current maturities of other long-term liabilities			18,000	207,986	217,527
Long-term debt	200,000	1,500,000										4,100,000
Accounts payable	170,600,000	175,700,000	39,970,443	30,110,871	28,790,167							124,500,000
Accrued expenses and taxes, net	230,300,000	193,200,000	5,325,972	4,743,544	2,833,080							174,900,000
Accrued royalties related party			788,103	313,156	253,634
Income tax payable			1,916,438	1,692,492	1,227,867
Total current liabilities	436,900,000	386,700,000	51,412,706	45,385,161	33,547,275							349,300,000
Other Liabilities:
Deferred income taxes	125,600,000	152,700,000										112,600,000
Other	175,000,000	171,100,000										151,500,000
Total other long-term liabilities	300,600,000	323,800,000										264,100,000
Notes, Mortgage Notes and Obligations Payable, Less Current Maturities	1,146,900,000	1,101,800,000	0		13,565,745							835,400,000
OTHER LONG-TERM LIABILITIES, less current maturities			0		229,986
Commitments and Contingencies
Stockholders' Investment:
Preferred stock, $0.01 par value, 10,000,000 authorized shares; none issued and outstanding at October 1, 2011, December 31, 2010 and December 31, 2009
Common stock, value	100,000	100,000				85,993	85,814	67,589	9,123	9,123	9,123	100,000
Additional paid-in capital	176,700,000	174,700,000	14,378,120	14,199,345	5,291,578							171,900,000
Shareholder note and interest receivable			(9,189,554)	(8,675,497)	0
(Accumulated Deficit) Retained Earnings	(71,900,000)	(16,800,000)	27,026,433	12,886,868	7,369,659							(3,400,000)
Accumulated other comprehensive (loss) income	(200,000)	800,000	(164,997)	(209,483)	(259,596)							1,500,000
Less: Treasury stock at cost, 74,950 shares at October 1, 2011	(3,100,000)	0										0
Total stockholders' investment	101,600,000	158,800,000	32,145,118	18,296,170	12,478,353		85,814	67,589		9,123	9,123	170,100,000
Total Liabilities and Stockholders' Investment	$ 1,986,000,000	$ 1,971,100,000	$ 83,557,824	$ 63,681,331	$ 59,821,359							$ 1,618,900,000